Share capital and premium	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [text block]
5.	Share capital and premium

The total authorized number of ordinary shares is 120 million (2016: 120 million) (2015: 120 million) of $0.05 (2016: $0.05) (2015: $0.05). All issued shares are fully paid. The total number of issued shares at December 31, 2017 was 94,124,872 shares (2016: 93,803,752 shares) (2015: 93,232,920 shares). Refer to the consolidated statement of changes in equity above for more detail on the annual movement of the number of ordinary shares, share capital and share premium, including the movement arising from the issue of restricted shares, exercise of share options and vesting of share awards and the scrip dividends. Randgold’s board of directors has recommended an annual dividend for the period ended December 31, 2017 of $2.00 per share, up 100% on the previous year’s $1.00. The dividend will be paid in cash with no scrip alternative being made available and the resolution for the dividend has been submitted to shareholders for approval at the company’s annual general meeting scheduled for May 8, 2018.

Kibali Jersey Limited [member]
Disclosure of classes of share capital [text block]
14. SHARE CAPITAL AND PREMIUM

The total authorized number of ordinary shares is 10,000 (2016: 10,000) (2015: 10,000) for the total value of $10,000 (2016: $10,000) (2015: $10,000). All issued shares are fully paid. The total number of issued shares at December 31, 2017 was 4,648 shares (2016: 4,620) (2015: 4,620).

Randgold Resources Limited (Randgold) and AngloGold Ashanti Limited (AngloGold Ashanti) are joint venture partners and shareholders of Kibali (Jersey) Limited, having acquired all 4,648 outstanding ordinary shares. In the financial year Randgold and AngloGold Ashanti each purchased 14 ordinary shares to the value of $15 million (total value of $30 million). These shares were acquired at a price of $1,071,428.57 per share in May 2017.

Refer to the Consolidated Statements of Changes in Equity for more detail on the annual movement of share capital and share premium. No movement in share capital for the shares issued above is shown due to rounding.

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Movement in the number of ordinary shares outstanding:
Balance at the beginning of the year	5	5	5
Shares issued		-	-
Balance at the end of the year	5	5	5